Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2023
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]	Information on asset types and associated transactions that did not qualify for derecognition in € m. Dec 31, 2023 Dec 31, 2022 Carrying amount of transferred assets Trading securities not derecognized due to the following transactions: Repurchase agreements 45,106 30,201 Securities lending agreements 10,155 8,313 Total return swaps 4,483 1,461 Other 5,060 4,480 Total trading securities 64,804 44,455 Other trading assets 138 171 Non-trading financial assets mandatory at fair value through profit or loss 203 1,077 Financial assets at fair value through other comprehensive income 7,080 2,351 Loans at amortized cost1 26 104 Others 8,674 3,815 Total 80,924 51,973 Carrying amount of associated liabilities 70,706 43,820 ¹Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 20 million and € 0 million as at December 31, 2023 and December 31, 2022 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2023 and December 31, 2022 respectively.
Continuing Involvement Accounting [text block table]	Carrying value of assets transferred to the Group has continuing involvement in € m. Dec 31, 2023 Dec 31, 2022 Carrying amount of the original assets transferred Trading securities 1,043 1,059 Non-trading financial assets mandatory at fair value through profit or loss 317 328 Carrying amount of the assets continued to be recognized Trading securities 28 34 Non-trading financial assets mandatory at fair value through profit or loss 16 16 Carrying amount of associated liabilities 78 95
Transferred Assets with on-going Involvement - Table I [text block table]	The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full Dec 31,2023 Dec 31,2022 in € m. Carryingvalue Fair value MaximumExposureto Loss¹ Carryingvalue Fair value MaximumExposureto Loss¹ Loans at amortized cost Securitization notes 389 344 344 357 321 321 Other 0 0 0 0 0 0 Total loans at amortized cost 389 344 344 357 321 321 Financial assets held at fair value through profit or loss Securitization notes 23 23 23 30 30 30 Non-standard Interest Rate, cross-currency or inflation-linked swap 0 0 0 0 0 0 Total financial assets held at fair value through profit or loss 23 23 23 30 30 30 Financial assets at fair value through other comprehensive income: Securitization notes 706 592 592 739 629 629 Other 0 0 0 0 0 0 Total financial assets at fair value through other comprehensive income 706 592 592 739 629 629 Total financial assets representing on-going involvement 1,118 959 959 1,126 981 981 Financial liabilities held at fair value through profit or loss Non-standard Interest Rate, cross-currency or inflation-linked swap 0 0 0 0 0 0 Total financial liabilities representing on-going involvement 0 0 0 0 0 0 1 The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.
Transferred Assets with on-going Involvement - Table II [text block table]
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2023			Dec 31,2022
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	48	164	7	41	112	(8)
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	(0)	(0)	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	48	164	7	40	112	(8)

Carrying Value of the Assets Pledged as Collateral [text block table]	Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities1 in € m. Dec 31, 2023 Dec 31, 2022 Financial assets at fair value through profit or loss 55,166 37,216 Financial assets at fair value through other comprehensive income 7,222 2,375 Loans 54,148 73,305 Other 9,610 5,306 Total 126,146 118,202 1 Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
Total assets pledged to creditors [text block table]	Total assets pledged to creditors available for sale or repledge1 in € m. Dec 31, 2023 Dec 31, 2022 Financial assets at fair value through profit or loss 57,143 40,997 Financial assets at fair value through other comprehensive income 7,073 1,408 Loans 5,428 2,716 Other 7,815 593 Total 77,459 45,715 1 Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
Collateral Received [text block table]	Fair Value of collateral received in € m. Dec 31, 2023 Dec 31, 2022 Securities and other financial assets accepted as collateral 379,573 309,107 Of which: Collateral sold or repledged 324,757 254,856